Health Care Costs Payable - Components of Change in Health Care Costs Payable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Health care costs payable, beginning of period	$ 8,678
Less: Claims paid
Health care costs payable, end of period	10,142	$ 8,678
Health Care Benefits
Less: Claims paid
Benefit costs recorded in other insurance liabilities	79	58	$ 41
Corporate/ Other
Less: Claims paid
Benefit costs recorded in other insurance liabilities	249	271	221
Health Insurance Product Line
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Health care costs payable, beginning of period	8,678	7,936	6,879
Less: Reinsurance recoverables	8	10	5
Less: Impact of discount rate on long-duration insurance reserves	0	0	0
Health care costs payable, beginning of period, net	8,670	7,926	6,874
Acquisitions, net	0	0	414
Add: Components of incurred health care costs
Current year	71,399	64,631	55,835
Prior years	(654)	(788)	(429)
Total incurred health care costs	70,745	63,843	55,406
Less: Claims paid
Current year	61,640	56,323	48,770
Prior years	7,646	6,792	6,009
Total claims paid	69,286	63,115	54,779
Add: Premium deficiency reserve	0	16	11
Health care costs payable, end of period, net	10,129	8,670	7,926
Add: Reinsurance recoverables	5	8	10
Add: Impact of discount rate on long-duration insurance reserves	8	0	0
Health care costs payable, end of period	10,142	8,678	7,936
Premium deficiency reserve	$ 0	$ 16	$ 11